UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23015

SEI Catholic Values Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: February 28, 2018

Date of reporting period: August 31, 2017

Item 1.	Reports to Stockholders.

August	31, 2017

SEMI-ANNUAL REPORT

SEI Catholic Values Trust

➤ Catholic Values Equity Fund

➤ Catholic Values Fixed Income Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Catholic Values Equity Fund

Sector Weightings†:

† Percentages based on total investments.

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 69.5%
Consumer Discretionary — 10.8%
Advance Auto Parts	1,874	$183
Amazon.com *	3,422	3,356
Bed Bath & Beyond	1,981	55
Best Buy	3,871	210
Big Lots	9,091	433
Bloomin’ Brands	4,180	71
BorgWarner	4,495	209
Carnival	19,835	1,378
Comcast, Cl A	19,606	796
Conn’s *	4,546	79
Costco Wholesale	1,000	157
Dollar General	24,440	1,773
Dollar Tree *	3,081	245
Domino’s Pizza	294	54
Gap	2,620	62
General Motors	4,748	173
Gentherm *	2,154	67
Goodyear Tire & Rubber	11,189	339
Hanesbrands	3,596	87
Hasbro	1,573	155
Hilton Worldwide Holdings	3,041	196
Home Depot	10,990	1,647
John Wiley & Sons, Cl A	5,623	303
L Brands	1,996	72
Lowe’s	26,208	1,937
Macy’s	2,859	59

Madison Square Garden *	495	105
Magna International	11,098	534
McDonald’s	1,440	230
Modine Manufacturing *	4,790	77
Netflix *	6,958	1,216
NIKE, Cl B	21,509	1,136

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nordstrom	4,299	$192
Omnicom Group	15,103	1,093
Priceline Group *	472	874
PVH	956	120
Ross Stores	5,885	344
Royal Caribbean Cruises	2,862	356
Signet Jewelers	1,379	87
Skechers U.S.A., Cl A *	7,625	202
Staples	7,976	81
Starbucks	11,183	614
Target	3,203	175
Tesla *	276	98
Time Warner	1,977	200
TJX	3,493	253
Tractor Supply	2,144	128
Ulta Beauty *	1,172	259
Visteon *	3,658	422
Walt Disney	5,109	517
Weight Watchers International *	3,832	179
Williams-Sonoma	3,117	143
Wyndham Worldwide	1,185	118
Yum China Holdings *	7,728	273

		24,122

Consumer Staples — 6.5%
Altria Group	3,491	221
Campbell Soup	10,438	482
Clorox	4,036	559
Coca-Cola	2,788	127
Colgate-Palmolive	7,862	563
Constellation Brands, Cl A	3,978	796
CVS Health	32,214	2,491
Dr Pepper Snapple Group	2,773	252
General Mills	5,126	273
Hershey	3,108	326
JM Smucker	15,605	1,635
Kellogg	7,090	464
Kimberly-Clark	7,565	933
Kroger	70,706	1,546
Molson Coors Brewing, Cl B	4,485	403
Mondelez International, Cl A	3,900	159
Omega Protein	2,164	34
PepsiCo	7,354	851
Philip Morris International	18,621	2,177
Sysco	3,792	200

		14,492

Energy — 3.6%
Anadarko Petroleum	5,062	207
Apache	3,249	126
Baker Hughes a GE	4,304	146
Chevron	12,240	1,317
ConocoPhillips	12,511	546

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Core Laboratories	11,229	$990
Devon Energy	9,192	289
EOG Resources	747	63
Equities	2,071	129
ExxonMobil	6,869	524
Gulfport Energy *	28,443	356
Halliburton	6,719	262
Hess	5,970	232
Kinder Morgan	2,376	46
Marathon Oil	6,542	73
Newfield Exploration *	5,376	140
Noble Energy	2,467	59
Occidental Petroleum	27,297	1,630
PBF Energy, Cl A	11,969	283
Pioneer Natural Resources	1,251	162
Schlumberger	3,908	248
Southwestern Energy *	47,365	258
Whiting Petroleum *	11,259	50

		8,136

Financials — 9.8%
Aflac	17,902	1,478
Allstate	877	79
American Equity Investment Life Holding	7,972	221
American Express	1,031	89
American International Group	6,160	373
Arthur J Gallagher	1,021	59
Bancorp *	12,404	97
Bank of America	74,278	1,775
Bank of New York Mellon	4,287	224
Blackstone Group (A)	12,761	418
Brighthouse Financial *	690	39
Citigroup	37,517	2,552
CNA Financial	6,436	316
Cullen	896	75
Everest Re Group	2,535	640
First Commonwealth Financial	5,136	65
First Republic Bank	866	84
Goldman Sachs Group	4,111	920
Great Western Bancorp	26,395	948
Green Dot, Cl A *	7,636	368
Hartford Financial Services Group	1,072	58
Health Insurance Innovations, Cl A *	3,547	119
Invesco	2,547	83
JPMorgan Chase	22,681	2,061
KeyCorp	3,147	54
KKR (A)	32,589	620
Legg Mason	1,747	67
Marsh & McLennan	19,509	1,523
MetLife	7,586	355
Moelis, Cl A	2,100	83
Morgan Stanley	1,661	76
Morningstar	1,265	105

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MSCI, Cl A	1,152	$132
Northern Trust	4,557	403
PNC Financial Services Group	1,879	236
Prudential Financial	6,667	681
S&P Global	3,559	549
Santander Consumer USA Holdings *	15,828	226
State Street	32,409	2,998
Synchrony Financial	6,068	187
T Rowe Price Group	1,349	114
US Bancorp	2,210	113
Validus Holdings	1,051	53
Voya Financial	7,281	278
Wells Fargo	1,579	81

		22,075

Health Care — 13.8%
Abbott Laboratories	59,939	3,053
Aerie Pharmaceuticals *	3,136	180
Aetna	1,963	310
Agios Pharmaceuticals *	1,120	71
Akebia Therapeutics *	12,104	203
Akorn *	2,126	70
Alexion Pharmaceuticals *	8,329	1,186
AmerisourceBergen, Cl A	14,062	1,128
Amgen	15,252	2,711
Anthem	1,653	324
Avexis *	1,528	143
AxoGen *	10,617	187
BioMarin Pharmaceutical *	2,632	237
BioTelemetry *	5,323	198
Bioverativ *	4,732	268
Boston Scientific *	41,329	1,139
Brookdale Senior Living *	6,159	75
Bruker	16,590	483
Cardinal Health	1,388	94
Cerner *	1,418	96
Cigna	3,386	616
CR Bard	1,192	382
Cutera *	9,496	353
Cymabay Therapeutics *	23,532	147
DaVita *	2,046	120
DENTSPLY SIRONA	4,010	227
Dynavax Technologies *	9,049	162
Edwards Lifesciences *	4,714	536
Envision Healthcare *	1,431	75
Esperion Therapeutics *	3,380	167
Exact Sciences *	2,934	123
Exelixis *	4,774	140
Express Scripts Holding *	1,931	121
Gilead Sciences	10,588	886
Global Blood Therapeutics *	2,169	66
GlycoMimetics *	12,557	153
Henry Schein *	2,209	384

2	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hill-Rom Holdings	1,390	$107
Horizon Pharma *	17,931	245
Humana	2,163	557
IDEXX Laboratories *	489	76
ImmunoGen *	13,137	110
Immunomedics *	14,492	183
Incyte *	2,060	283
Intercept Pharmaceuticals *	737	86
Intersect ENT *	7,594	235
Intuitive Surgical *	66	66
iRhythm Technologies *	3,347	160
K2M Group Holdings *	4,159	97
Laboratory Corp of America Holdings *	513	80
Lannett *	30,973	544
Loxo Oncology *	1,995	166
Mallinckrodt *	8,940	367
Masimo *	779	66
McKesson	998	149
Medidata Solutions *	1,248	94
Merit Medical Systems *	2,551	105
Mettler-Toledo International *	1,702	1,030
MiMedx Group *	7,425	121
Molina Healthcare *	2,299	147
MyoKardia *	2,475	107
Nektar Therapeutics, Cl A *	6,016	127
Neurocrine Biosciences *	1,498	85
Omeros *	5,965	122
OraSure Technologies *	10,150	207
Portola Pharmaceuticals *	1,600	102
PRA Health Sciences *	6,123	474
Puma Biotechnology *	1,122	104
Quest Diagnostics	3,247	352
Quidel *	3,151	110
Quintiles IMS Holdings *	6,822	655
Regeneron Pharmaceuticals *	1,334	663
ResMed	6,639	515
Sarepta Therapeutics *	2,627	106
Seattle Genetics *	1,264	66
Spark Therapeutics *	1,255	103
Supernus Pharmaceuticals *	4,914	225
Tactile Systems Technology *	4,251	140
Teladoc *	3,233	108
Teleflex	473	100
TESARO *	567	73
TG Therapeutics *	12,952	164
Tivity Health *	2,758	108
United Therapeutics *	1,635	214
Varian Medical Systems *	4,811	511
Veeva Systems, Cl A *	1,492	89
Vertex Pharmaceuticals *	2,607	419
VWR *	20,948	692
Waters *	5,480	1,005

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WellCare Health Plans *	480	$84
Zimmer Biomet Holdings	1,597	182
Zoetis, Cl A	18,258	1,145

		31,045

Industrials — 7.1%
3M	8,524	1,742
ACCO Brands *	11,823	129
Acuity Brands	2,305	408
AGCO	1,432	98
American Airlines Group	7,715	345
Atlas Air Worldwide Holdings *	1,463	98
Caterpillar	3,394	399
Clean Harbors *	4,756	257
CSX	2,560	129
Cummins	2,003	319
Deere	2,505	290
Delta Air Lines	15,964	753
Dover	1,366	116
Dun & Bradstreet	3,375	376
Eaton	14,309	1,027
Equifax	2,549	363
FedEx	1,818	390
Flowserve	1,306	51
Illinois Tool Works	12,893	1,773
Ingersoll-Rand	4,588	392
Johnson Controls International	15,084	597
Kratos Defense & Security Solutions *	8,057	108
LB Foster, Cl A	9,330	178
ManpowerGroup	3,318	370
Nielsen Holdings	2,443	95
Nordson	801	88
Owens Corning	3,226	239
Parker-Hannifin	926	149
Pitney Bowes	8,796	113
Rockwell Automation	1,196	196
Rockwell Collins	2,921	383
Southwest Airlines	1,122	59
Spirit AeroSystems Holdings, Cl A	2,731	203
Stanley Black & Decker	1,932	278
TransDigm Group	830	216
Trinity Industries	9,444	272
Triumph Group	5,712	150
United Parcel Service, Cl B	2,057	235
Univar *	8,456	239
Waste Management	3,913	302
WESCO International *	1,213	61
WW Grainger	8,547	1,389
Xylem	10,536	654

		16,029

Information Technology — 14.1%
Accenture, Cl A	5,372	702

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Adobe Systems *	9,373	$1,454
Advanced Micro Devices *	27,128	353
Alliance Data Systems	451	102
Alphabet, Cl A *	3,361	3,211
Alphabet, Cl C *	600	564
Analog Devices	6,019	504
Apple	16,649	2,730
Applied Materials	5,994	270
Autodesk *	5,240	600
Automatic Data Processing	17,013	1,811
AXT *	23,363	182
Broadcom, Cl A	799	201
CA	6,892	229
Carbonite *	3,434	69
Cisco Systems	59,499	1,916
Cognizant Technology Solutions, Cl A	4,162	295
Dell Technologies, Cl V *	7,751	581
DXC Technology	691	59
eBay *	7,123	257
Facebook, Cl A *	9,436	1,623
Genpact	7,891	225
Hewlett Packard Enterprise	13,840	250
HP	16,974	324
Ichor Holdings *	3,234	74
Instructure *	4,165	123
Integrated Device Technology *	9,148	226
Intel	28,433	997
Internap *	24,117	108
International Business Machines	4,572	654
Jabil	3,934	123
Juniper Networks	1,928	53
KEMET *	4,815	115
Keysight Technologies *	10,787	441
Lam Research	1,590	264
LivePerson *	6,808	91
Microchip Technology	12,993	1,128
Micron Technology *	17,438	558
Microsoft	47,839	3,577
Motorola Solutions	1,138	100
National Instruments	1,711	69
NetApp	2,221	86
NVIDIA	3,557	603
ON Semiconductor *	5,641	96
Oracle	16,521	832
QUALCOMM	5,445	285
Salesforce.com *	4,993	477
Symantec	8,232	247
Texas Instruments	4,776	396
Visa, Cl A	12,762	1,321
Xerox	1,412	46
Zebra Technologies, Cl A *	947	98

		31,700

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Materials — 2.2%
A Schulman	2,749	$84
Air Products & Chemicals	2,798	407
Avery Dennison	2,207	208
Ball	12,985	519
Cabot	1,966	104
Dow Chemical	8,709	580
Eastman Chemical	3,297	284
Ecolab	466	62
EI du Pont de Nemours	1,266	106
FMC	1,027	89
Louisiana-Pacific *	2,962	75
LSB Industries *	20,747	127
Monsanto	719	84
Praxair	8,296	1,091
Sherwin-Williams	1,868	634
Sonoco Products	6,077	293
Tahoe Resources	6,199	30
United States Steel	9,581	255

		5,032

Real Estate — 1.1%
American Campus Communities ‡	3,336	159
American Tower ‡	482	71
AvalonBay Communities ‡	909	171
CBRE Group, Cl A *	5,144	186
Corporate Office Properties Trust ‡	3,415	114
Forest City Realty Trust, Cl A ‡	4,178	100
HCP ‡	1,549	46
Host Hotels & Resorts ‡	14,137	256
Prologis ‡	11,677	740
Regency Centers ‡	2,034	131
SBA Communications, Cl A *‡	448	69
Welltower	775	57
Weyerhaeuser ‡	7,943	259

		2,359

Telecommunication Services — 0.4%
AT&T	13,485	505
Verizon Communications	9,955	478

		983

Utilities — 1.0%
American Electric Power	1,244	92
American Water Works	2,376	192
Calpine *	6,112	90
CMS Energy	14,943	725
DTE Energy	765	86
Eversource Energy	3,376	213
Exelon	3,510	133
PG&E	1,952	137
Pinnacle West Capital	828	75

4	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcel Energy	10,550	$522

		2,265

Total Common Stock (Cost $135,116) ($ Thousands)		158,238

FOREIGN COMMON STOCK — 23.4%
Argentina — 0.1%
MercadoLibre	412	107

Australia — 0.4%
BHP Billiton ADR	17,372	755
South32 ADR	6,226	73

		828

Austria — 1.0%
Erste Group Bank	26,463	1,117
Schoeller-Bleckmann Oilfield Equipment	5,266	366
voestalpine	14,372	745

		2,228

Bermuda — 0.1%
Aspen Insurance Holdings	1,021	46
RenaissanceRe Holdings	612	85
XL Group	1,951	80

		211

Brazil — 0.4%
Banco Bradesco ADR	76,090	810

Canada — 1.5%
Canadian Natural Resources	22,223	685
Magna International	9,601	460
Rogers Communications, Cl B	9,788	510
Tencent Holdings ADR	39,020	1,652

		3,307

China — 0.6%
Alibaba Group Holding ADR *	794	136
Anhui Conch Cement, Cl H	176,500	659
BYD, Cl H	77,000	458

		1,253

Colombia — 0.2%
Bancolombia ADR	11,412	518

Czech Republic — 0.1%
Komercni banka as	5,503	242

France — 1.5%
BNP Paribas ADR	18,618	711
Publicis Groupe	7,595	512
Societe Generale	18,120	1,013
Sodexo	10,022	1,168

		3,404

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Germany — 0.6%
BASF	4,946	$479
Continental	4,060	915

		1,394

Ghana — 0.0%
Kosmos Energy *	12,111	85

Hong Kong — 0.9%
China Life Insurance, Cl H	362,000	1,161
Orient Overseas International	92,500	856

		2,017

India — 0.9%
HDFC Bank ADR	12,121	1,181
ICICI Bank ADR	95,378	894

		2,075

Ireland — 1.8%
AerCap Holdings *	2,663	134
ICON *	21,143	2,397
Jazz Pharmaceuticals *	3,507	524
Medtronic	13,119	1,058

		4,113

Israel — 0.1%
Mellanox Technologies *	3,245	152
Silicom	2,130	117

		269

Italy — 0.5%
Prysmian	32,421	1,018

Japan — 1.6%
Denso	24,300	1,178
Hitachi	135,000	928
Secom	9,800	727
Toray Industries	76,600	729
Toyota Motor ADR	1,607	182

		3,744

Mexico — 0.4%
Grupo Financiero Banorte	134,700	922

Netherlands — 2.0%
ASML Holding	6,536	1,022
Heineken	9,144	958
QIAGEN	10,330	332
Royal Dutch Shell, Cl A	27,391	754
Royal Dutch Shell ADR, Cl A	27,010	1,490

		4,556

Norway — 1.5%
DNB	88,774	1,729
Norsk Hydro	144,003	1,036
Statoil ADR	38,776	731

		3,496

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Catholic Values Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Puerto Rico — 0.2%
OFG Bancorp	35,362	$308
Popular	4,163	166

		474

Singapore — 0.2%
DBS Group Holdings	29,900	454

South Korea — 0.8%
Hyundai Mobis	3,723	779
Samsung Electronics	540	1,109

		1,888

Spain — 0.6%
Amadeus IT Group, Cl A	21,227	1,314

Sweden — 0.3%
Getinge, Cl B	42,538	789

Switzerland — 0.7%
Credit Suisse Group ADR	101,633	1,488

Taiwan — 1.4%
Advanced Semiconductor Engineering	645,400	778
Hon Hai Precision Industry	170,200	663
Taiwan Semiconductor Manufacturing	248,000	1,779

		3,220

Turkey — 0.2%
Akbank Turk	183,100	548

United Kingdom — 2.8%
Barclays	390,935	963
BP ADR	34,666	1,204
Delphi Automotive	1,794	173
Diageo	44,544	1,488
HSBC Holdings	108,808	1,052
ITV	270,360	552
Rio Tinto ADR	18,323	899
STERIS	1,281	112

		6,443

Total Foreign Common Stock (Cost $43,684) ($ Thousands)		53,215

	Number of Rights

RIGHTS — 0.0%

Sweden — 0.0%
Getinge, Expires 09/19/2017	42,538	16

Total Rights (Cost $—) ($ Thousands)		16

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 5.6%
SEI Daily Income Trust, Government Fund, Cl F
0.830%**†	12,855,062	$12,855

Total Cash Equivalent (Cost $12,855) ($ Thousands)		12,855

Total Investments in Securities — 98.5% (Cost $191,655) ($ Thousands)		$224,324

6	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017

A list of the open futures contracts held by the Fund at August 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	8	Sep-2017	$544	$562	$18
S&P 500 Index E-MINI	29	Sep-2017	3,524	3,581	57

			$4,068	$4,143	$75

Percentages are based on Net Assets of $227,795 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2017.
†	Investment in Affiliated Security (see Note 2).
‡	Real Estate Investment Trusts.
(A)	Security is a Master Limited Partnership. At August 31, 2017, such securities amounted to $1,038 ($ Thousands), or 0.5% of the net assets of the Fund (see Note 2).

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$158,238	$—	$—	$158,238
Foreign Common Stock	53,215	—	—	53,215
Rights	—	16	—	16
Cash Equivalent	12,855	—	—	12,855

Total Investments in Securities	$224,308	$16	$—	$224,324

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$75	$—	$—	$75

Total Other Financial Instruments	$75	$—	$—	$75

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended August 31, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2017 ($ Thousands):

Security Description	Value 02/28/2017	Purchases at Cost	Proceeds from Sales	Value 08/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$8,097	$22,659	$(17,901)	$12,855	$22

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Catholic Values Fixed Income Fund

Sector Weightings†:

† Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 32.7%
Agency Mortgage-Backed Obligations — 21.2%
FHLMC
5.500%, 12/01/2028 to 04/01/2030	$1,060	$1,164
5.000%, 06/01/2041 to 02/01/2042	451	496
4.500%, 06/01/2038 to 09/01/2045	1,116	1,203
4.000%, 06/01/2043 to 07/01/2047	2,469	2,618
3.500%, 03/01/2043 to 12/01/2045	834	866
3.000%, 09/01/2036 to 01/01/2047	1,303	1,326
FHLMC CMO, Ser 2014-328, Cl S4, IO
2.018%, 02/15/2038 (A)	304	18
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.866%, 04/15/2041 (A)	558	30
FHLMC CMO, Ser 2015-4494, Cl AI, IO
2.073%, 11/15/2038 (A)	712	40
FHLMC TBA
3.500%, 10/15/2041	200	207
3.000%, 10/15/2042	300	303
FNMA
5.000%, 10/01/2033 to 07/01/2045	3,017	3,322
4.500%, 07/01/2033 to 12/01/2046	1,450	1,565
4.000%, 01/01/2037 to 08/01/2056	2,686	2,860
3.500%, 08/01/2042 to 03/01/2057	2,906	3,019
3.000%, 04/01/2043 to 02/01/2047	1,431	1,454
2.940%, 07/01/2027	100	102
2.810%, 04/01/2025	40	41
FNMA CMO, Ser 2015-55, Cl IO, IO
1.592%, 08/25/2055 (A)	442	24
FNMA CMO, Ser 2015-56, Cl AS, IO
4.916%, VAR LIBOR USD 1 Month+6.150%, 08/25/2045	329	76
FNMA TBA
5.000%, 10/01/2036	400	437
4.500%, 10/14/2034	800	860
3.500%, 10/01/2040	1,100	1,141

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.000%, 10/15/2027 to 10/15/2042	$3,300	$3,373
2.500%, 10/15/2027	200	203
GNMA CMO, Ser 2012-34, Cl SA, IO
4.822%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	204	36
GNMA CMO, Ser 2012-43, Cl SN, IO
5.374%, VAR LIBOR USD 1 Month+6.600%, 04/16/2042	176	39
GNMA CMO, Ser 2014-118, Cl HS, IO
4.969%, VAR LIBOR USD 1 Month+6.200%, 08/20/2044	364	81
GNMA CMO, Ser 2015-30, Cl IO, IO
1.057%, 07/16/2056 (A)	1,414	90

		26,994

Non-Agency Mortgage-Backed Obligations — 11.5%
BAMLL Commercial Mortgage Securities Trust, Ser 2014-FL1, Cl E
6.726%, VAR LIBOR USD 1 Month+5.500%, 12/15/2031 (B)	260	246
BBCCRE Trust, Ser 2015-GTP, Cl D
4.715%, 08/10/2033 (A)(B)	140	132
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
0.451%, VAR ICE LIBOR USD 1 Month+0.270%, 05/25/2035 (B)	196	185
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl B1
1.545%, 05/25/2035 (A)(B)	339	246
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 02/10/2023 (B)	100	101
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	605	634
COMM Mortgage Trust, Ser 2013-LC6, Cl A2
1.906%, 01/10/2018	166	167
COMM Mortgage Trust, Ser 2014-CR18, Cl D
4.735%, 07/15/2047	240	211
CSAIL Commercial Mortgage Trust, Ser 2015- C2, Cl AS
3.849%, 06/15/2057 (A)	210	221
CSMC Trust, Ser 2017-HL1, Cl A3
3.500%, 06/25/2047 (A)(B)	312	319
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
5.882%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	340	383
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M2
2.532%, VAR ICE LIBOR USD 1 Month+1.300%, 03/25/2029	250	253

8	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)

FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M2
4.482%, VAR ICE LIBOR USD 1 Month+3.250%, 07/25/2029	$300	$309
First Horizon Mortgage Pass-Through Trust, Ser 2005-AR1, Cl B1
2.602%, 04/25/2035 (A)	429	332
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
5.484%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	50	54
GNMA
4.000%, 11/20/2045	350	372
3.500%, 01/20/2047 to 03/20/2047	398	418
3.000%, 07/20/2046	368	376
GNMA TBA
4.000%, 10/01/2039	400	421
3.500%, 10/15/2041	1,000	1,042
3.000%, 10/01/2042	1,300	1,325
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	138	129
GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (B)	474	504
GS Mortgage Securities Trust, Ser 2012-GC6, Cl AS
4.948%, 01/10/2045 (B)	200	219
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	455	474
GS Mortgage Securities Trust, Ser 2012-GCJ9, Cl A2
1.762%, 11/10/2017	101	101
GS Mortgage Securities Trust, Ser 2017-485L, Cl A
3.721%, 02/10/2027	100	106
Homestar Mortgage Acceptance, Ser 2004-4, Cl M3
3.407%, VAR ICE LIBOR USD 1 Month+2.175%, 09/25/2034	291	268
Homestar Mortgage Acceptance, Ser 2004-5, Cl M2
0.851%, VAR ICE LIBOR USD 1 Month+1.005%, 10/25/2034	367	355
IndyMac INDX Mortgage Loan Trust, Ser 2007- AR5, Cl 2A1
3.510%, 05/25/2037 (A)	327	287
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/2045	202	212
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 10/25/2040 (A)(B)	206	212

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Mortgage Trust, Ser 2016-4, Cl A5
3.500%, 10/25/2046 (A)(B)	$115	$118
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl C
4.202%, 05/15/2048 (A)	110	110
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl C
4.512%, 02/15/2027 (A)	200	211
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl B
4.137%, 06/15/2025 (A)	100	104
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 01/15/2026	283	298
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.187%, 12/12/2049 (A)	260	244
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (A)(B)	110	111
Reperforming Loan REMIC Trust, Ser 2005-R2, Cl 2A3
8.000%, 06/25/2035 (B)	131	135
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/2047 (A)(B)	357	366
Sequoia Mortgage Trust, Ser 2017-4, Cl A4
3.500%, 07/25/2047 (A)(B)	213	218
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/2047 (A)(B)	220	226
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl A3
3.400%, 05/10/2045	636	666
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A5
3.872%, 05/15/2048 (A)	120	126
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A4
3.540%, 05/15/2048	180	189
WFRBS Commercial Mortgage Trust, Ser 2013- C17, Cl A2
2.921%, 02/15/2046	498	504
WFRBS Commercial Mortgage Trust, Ser 2013- UBSS1, Cl A2
2.927%, 03/15/2046	425	430

		14,670

Total Mortgage-Backed Securities (Cost $41,618) ($ Thousands)		41,664

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 29.1%
Consumer Discretionary — 2.7%
1011778 BC ULC / New Red Finance
6.000%, 04/01/2022 (B)	$50	$52
5.000%, 10/15/2025 (B)	20	20
Amazon.com
4.950%, 12/05/2044	30	35
4.050%, 08/22/2047 (B)	30	31
3.875%, 08/22/2037 (B)	316	326
3.150%, 08/22/2027 (B)	50	51
American Axle & Manufacturing
6.625%, 10/15/2022	10	10
CCO Holdings
5.125%, 05/01/2027 (B)	20	21
Charter Communications Operating
6.384%, 10/23/2035	255	292
Comcast
6.400%, 05/15/2038	199	264
3.375%, 08/15/2025	140	144
Cox Communications
3.350%, 09/15/2026 (B)	231	228
Daimler Finance North America
2.200%, 10/30/2021 (B)	251	248
Dollar Tree
5.750%, 03/01/2023	180	190
Ford Motor
4.750%, 01/15/2043	40	39
General Motors
6.250%, 10/02/2043	40	45
General Motors Financial
4.350%, 01/17/2027	30	31
4.200%, 03/01/2021	289	304
3.450%, 04/10/2022	10	10
Goodyear Tire & Rubber
5.000%, 05/31/2026	20	21
Hilton Worldwide Finance
4.875%, 04/01/2027	30	32
Hyundai Capital America MTN
2.500%, 03/18/2019 (B)	274	275
Lennar
4.500%, 04/30/2024	20	21
McDonald’s MTN
3.500%, 03/01/2027	100	103
NCL
4.625%, 11/15/2020 (B)	20	20
Netflix
5.875%, 02/15/2025	20	22
Time Warner
9.150%, 02/01/2023	100	130
7.570%, 02/01/2024	101	127
4.750%, 03/29/2021	80	86
3.600%, 07/15/2025	135	137

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Time Warner Cable
7.300%, 07/01/2038	$90	$111
5.875%, 11/15/2040	30	32

		3,458

Consumer Staples — 2.1%
Altria Group
4.750%, 05/05/2021	50	55
2.850%, 08/09/2022	20	20
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	429	489
3.650%, 02/01/2026	70	73
3.300%, 02/01/2023	40	41
2.650%, 02/01/2021	30	31
Anheuser-Busch InBev Worldwide
2.500%, 07/15/2022	150	152
BAT Capital
4.540%, 08/15/2047 (B)	60	62
3.557%, 08/15/2027 (B)	150	152
Constellation Brands
4.750%, 11/15/2024	80	89
Cott Holdings
5.500%, 04/01/2025 (B)	20	21
CVS Health
5.125%, 07/20/2045	80	92
3.875%, 07/20/2025	18	19
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	405	508
6.036%, 12/10/2028	151	173
Danone
2.077%, 11/02/2021 (B)	200	197
Diageo Capital
4.828%, 07/15/2020	110	119
Kraft Heinz Foods
5.375%, 02/10/2020	30	32
4.375%, 06/01/2046	20	19
3.950%, 07/15/2025	100	104
Lamb Weston Holdings
4.875%, 11/01/2026 (B)	20	21
PepsiCo
4.600%, 07/17/2045	40	46
Philip Morris International
2.900%, 11/15/2021	10	10
2.500%, 08/22/2022	50	51
Reynolds American
5.850%, 08/15/2045	20	24
3.250%, 06/12/2020	11	11
Spectrum Brands
6.625%, 11/15/2022	20	21
Walgreens Boots Alliance
3.450%, 06/01/2026	40	40

10	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wm Wrigley Jr
3.375%, 10/21/2020 (B)	$30	$31

		2,703

Energy — 3.9%
Anadarko Finance
7.500%, 05/01/2031	60	75
Anadarko Petroleum
6.200%, 03/15/2040	75	85
4.850%, 03/15/2021	20	21
4.280%, 10/10/2036 (C)	1,000	417
Apache
4.250%, 01/15/2044	150	139
BP Capital Markets
3.588%, 04/14/2027	10	10
3.506%, 03/17/2025	110	115
3.216%, 11/28/2023	50	52
Canadian Natural Resources
2.950%, 01/15/2023	313	313
Cheniere Corpus Christi Holdings
5.125%, 06/30/2027 (B)	20	21
Chesapeake Energy
8.000%, 12/15/2022 (B)	10	10
5.750%, 03/15/2023	10	9
Chevron
2.954%, 05/16/2026	60	61
Cimarex Energy
3.900%, 05/15/2027	50	51
Concho Resources
5.500%, 04/01/2023	20	21
ConocoPhillips
3.350%, 05/15/2025	200	207
Devon Energy
5.850%, 12/15/2025	30	34
5.000%, 06/15/2045	50	51
3.250%, 05/15/2022	20	20
Devon Financing
7.875%, 09/30/2031	50	66
Ecopetrol
5.875%, 05/28/2045	100	97
Ensco
8.000%, 01/31/2024	14	13
Enterprise Products Operating
4.050%, 02/15/2022	123	131
EOG Resources
4.150%, 01/15/2026	20	21
ExxonMobil
4.114%, 03/01/2046	70	75
3.043%, 03/01/2026	40	41
Halliburton
5.000%, 11/15/2045	40	43
3.800%, 11/15/2025	50	52

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kerr-McGee
7.875%, 09/15/2031	$10	$13
6.950%, 07/01/2024	10	12
Kinder Morgan
5.300%, 12/01/2034	20	21
Kinder Morgan Energy Partners
4.250%, 09/01/2024	40	42
4.150%, 02/01/2024	400	415
3.500%, 09/01/2023	30	30
MPLX
4.875%, 06/01/2025	110	118
Noble Energy
5.250%, 11/15/2043	10	10
4.950%, 08/15/2047	10	10
4.150%, 12/15/2021	50	53
3.850%, 01/15/2028	30	30
Oasis Petroleum
6.875%, 03/15/2022	20	19
Occidental Petroleum
4.625%, 06/15/2045	20	22
4.400%, 04/15/2046	10	11
4.100%, 02/15/2047	20	20
3.400%, 04/15/2026	20	20
3.125%, 02/15/2022	19	20
3.000%, 02/15/2027	20	20
Petrobras Global Finance BV
7.375%, 01/17/2027	10	11
6.850%, 06/05/2115	50	47
5.375%, 01/27/2021	250	259
Petroleos Mexicanos
6.625%, 06/15/2035	100	109
Petroleos Mexicanos MTN
6.875%, 08/04/2026	20	23
Phillips 66 Partners
3.605%, 02/15/2025	300	302
Range Resources
5.875%, 07/01/2022 (B)	10	10
4.875%, 05/15/2025	30	29
Schlumberger Holdings
4.000%, 12/21/2025 (B)	30	32
3.000%, 12/21/2020 (B)	283	290
Shell International Finance BV
4.375%, 05/11/2045	50	54
4.000%, 05/10/2046	50	51
2.875%, 05/10/2026	80	80
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	200	216
Sunoco Logistics Partners Operations
3.450%, 01/15/2023	147	148
Valero Energy
6.125%, 02/01/2020	74	81

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Williams
7.875%, 09/01/2021	$50	$58
WPX Energy
8.250%, 08/01/2023	30	33

		4,970

Financials — 10.2%
AIA Group MTN
3.200%, 03/11/2025 (B)	200	200
Ally Financial
8.000%, 11/01/2031	50	64
American Express
2.650%, 12/02/2022	140	142
American Express Credit MTN
1.875%, 05/03/2019	209	210
American International Group
4.800%, 07/10/2045	183	200
3.750%, 07/10/2025	40	42
Bank of America MTN
5.625%, 07/01/2020	150	164
5.000%, 01/21/2044	70	81
4.450%, 03/03/2026	10	11
4.000%, 01/22/2025	300	311
3.875%, 08/01/2025	40	42
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	160	162
3.500%, 04/19/2026	491	500
2.600%, 01/15/2019	300	303
1.950%, 05/12/2018	229	229
Blackstone Holdings Finance
6.625%, 08/15/2019 (B)	407	442
Brighthouse Financial
4.700%, 06/22/2047 (B)	50	49
Chubb INA Holdings
4.350%, 11/03/2045	30	33
2.300%, 11/03/2020	10	10
Citigroup
4.450%, 09/29/2027	180	191
4.400%, 06/10/2025	137	145
3.700%, 01/12/2026	170	175
3.400%, 05/01/2026	247	249
2.700%, 03/30/2021	229	232
Commonwealth Bank of Australia MTN
3.900%, 07/12/2047 (B)	50	51
Credit Agricole
8.125%, VAR USD Swap Semi 30/360 5 Yr Curr+6.185%, 12/31/2049 (B)	260	308
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	250	279
4.550%, 04/17/2026	250	269
Fifth Third Bancorp
2.875%, 07/27/2020	192	196

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Five Corners Funding Trust
4.419%, 11/15/2023 (B)	$200	$218
Goldman Sachs Group
6.750%, 10/01/2037	100	132
5.750%, 01/24/2022	216	244
5.150%, 05/22/2045	30	34
4.750%, 10/21/2045	30	34
4.250%, 10/21/2025	40	42
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	100	102
3.500%, 11/16/2026	175	176
2.875%, 02/25/2021	131	133
Goldman Sachs Group MTN
5.375%, 03/15/2020	100	108
3.850%, 07/08/2024	190	199
HSBC Holdings
4.250%, 03/14/2024	200	211
Intercontinental Exchange
2.750%, 12/01/2020	165	170
Intesa Sanpaolo
3.125%, 07/14/2022 (B)	200	201
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	200	205
JPMorgan Chase
4.250%, 10/01/2027	10	11
4.125%, 12/15/2026	150	157
3.200%, 01/25/2023	343	353
3.125%, 01/23/2025	150	151
KKR Group Finance II
5.500%, 02/01/2043 (B)	73	84
KKR Group Finance III
5.125%, 06/01/2044 (B)	215	237
Liberty Mutual Group
4.250%, 06/15/2023 (B)	270	292
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	20	21
Morgan Stanley MTN
6.625%, 04/01/2018	200	206
3.875%, 04/29/2024	196	206
2.625%, 11/17/2021	414	417
Navient MTN
8.000%, 03/25/2020	40	44
Prudential Financial MTN
7.375%, 06/15/2019	385	422
Quicken Loans
5.750%, 05/01/2025 (B)	20	21
Royal Bank of Scotland Group
5.125%, 05/28/2024	200	211
Santander Holdings USA
4.500%, 07/17/2025	10	11
Sumitomo Mitsui Financial Group
2.058%, 07/14/2021	30	30

12	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (B)	$150	$170
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	249	264
UBS Group Funding Switzerland
4.253%, 03/23/2028 (B)	200	212
Voya Financial
3.125%, 07/15/2024	258	257
WEA Finance
3.750%, 09/17/2024 (B)	200	205
2.700%, 09/17/2019 (B)	430	434
Wells Fargo
4.480%, 01/16/2024	200	217
3.069%, 01/24/2023	337	344
3.000%, 10/23/2026	50	50
Wells Fargo MTN
4.900%, 11/17/2045	50	55
4.750%, 12/07/2046	30	33
4.650%, 11/04/2044	100	107
4.400%, 06/14/2046	10	10
4.300%, 07/22/2027	110	117
3.450%, 02/13/2023	160	165

		13,013

Health Care — 0.8%
Abbott Laboratories
4.900%, 11/30/2046	40	45
4.750%, 11/30/2036	10	11
3.750%, 11/30/2026	40	41
Aetna
2.800%, 06/15/2023	10	10
Amgen
3.625%, 05/22/2024	60	63
Cardinal Health
3.079%, 06/15/2024	20	20
2.616%, 06/15/2022	20	20
Centene
6.125%, 02/15/2024	10	11
4.750%, 05/15/2022	20	21
Express Scripts Holding
3.400%, 03/01/2027	441	438
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (B)	50	54
Gilead Sciences
3.650%, 03/01/2026	30	32
3.500%, 02/01/2025	50	52
Humana
4.950%, 10/01/2044	10	12
3.950%, 03/15/2027	50	53
Mallinckrodt International Finance
4.750%, 04/15/2023	30	26

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Medtronic
3.500%, 03/15/2025	$70	$74
Medtronic Global Holdings SCA
3.350%, 04/01/2027	50	52

		1,035

Industrials — 2.3%
AerCap Ireland Capital DAC
4.625%, 10/30/2020	278	296
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (B)	288	293
American Airlines Pass-Through Trust, Ser 2013-1, Cl B
5.625%, 01/15/2021 (B)	157	165
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	525	563
American Builders & Contractors Supply
5.750%, 12/15/2023 (B)	30	32
Canadian Pacific Railway
6.125%, 09/15/2115	127	162
Cintas No. 2
3.700%, 04/01/2027	30	32
2.900%, 04/01/2022	20	20
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	196	205
DAE Funding
5.000%, 08/01/2024 (B)	10	11
4.500%, 08/01/2022 (B)	10	10
Delta Air Lines Pass-Through Trust, Ser 2012-2, Cl A
4.950%, 05/23/2019	245	254
Eaton
4.150%, 11/02/2042	70	72
International Lease Finance
8.625%, 01/15/2022	20	25
6.250%, 05/15/2019	10	11
5.875%, 08/15/2022	50	56
Park Aerospace Holdings
5.500%, 02/15/2024 (B)	10	10
5.250%, 08/15/2022 (B)	10	11
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	502	526
United Rentals North America
5.875%, 09/15/2026	30	33
Waste Management
3.500%, 05/15/2024	60	63
West
5.375%, 07/15/2022 (B)	20	20

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 07/15/2021 (B)	$10	$10

		2,880

Information Technology — 1.3%
Apple
3.200%, 05/13/2025	80	82
Diamond 1 Finance
4.420%, 06/15/2021 (B)	110	116
3.480%, 06/01/2019 (B)	100	102
Hewlett Packard Enterprise
4.400%, 10/15/2022	69	74
Intel
3.700%, 07/29/2025	60	64
Juniper Networks
3.300%, 06/15/2020	149	153
3.125%, 02/26/2019	159	162
Microsoft
4.450%, 11/03/2045	40	45
4.250%, 02/06/2047	223	246
4.100%, 02/06/2037	10	11
3.300%, 02/06/2027	130	135
2.875%, 02/06/2024	60	62
2.700%, 02/12/2025	20	20
2.400%, 08/08/2026	50	49
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	247	251
Visa
4.300%, 12/14/2045	50	56
3.150%, 12/14/2025	70	72

		1,700

Materials — 0.6%
Barrick
4.100%, 05/01/2023	181	199
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.093%, 10/19/2075 (B)	200	232
2.875%, 02/24/2022	8	8
Freeport-McMoRan
5.450%, 03/15/2043	20	19
4.000%, 11/14/2021	40	40
Glencore Finance Canada
2.700%, 10/25/2017 (B)	10	10
Glencore Funding
4.125%, 05/30/2023 (B)	70	73
4.000%, 03/27/2027 (B)	20	20
Reynolds Group Issuer
5.125%, 07/15/2023 (B)	20	21
Vale Overseas
6.875%, 11/21/2036	20	23
4.375%, 01/11/2022	20	21

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
WestRock RKT
4.000%, 03/01/2023	$10	$11
3.500%, 03/01/2020	20	20

		697

Real Estate — 1.4%
Boston Properties
3.850%, 02/01/2023	200	213
Digital Realty Trust
3.700%, 08/15/2027	317	322
GLP Capital
4.875%, 11/01/2020	30	32
HCP
4.000%, 06/01/2025	150	157
Health Care
4.500%, 01/15/2024	144	157
Realty Income
4.650%, 08/01/2023	178	195
Simon Property Group
2.350%, 01/30/2022	299	300
Ventas Realty
4.125%, 01/15/2026	136	143
2.700%, 04/01/2020	215	218

		1,737

Telecommunication Services — 1.4%
AT&T
5.350%, 09/01/2040	1	1
4.900%, 08/14/2037	20	20
4.250%, 03/01/2027	30	31
3.900%, 08/14/2027	220	222
3.400%, 05/15/2025	438	437
Rogers Communications
6.800%, 08/15/2018	185	194
5.000%, 03/15/2044	217	249
Verizon Communications
5.500%, 03/16/2047	10	11
5.250%, 03/16/2037	20	22
4.522%, 09/15/2048	437	411
4.125%, 03/16/2027	40	41
3.500%, 11/01/2024	170	173
3.376%, 02/15/2025 (B)	19	19
2.625%, 08/15/2026	10	9

		1,840

Utilities — 2.4%
AES
5.500%, 04/15/2025	20	21
Duke Energy
3.950%, 08/15/2047	10	10
3.750%, 04/15/2024	331	351

14	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Electricite de France
3.625%, 10/13/2025 (B)	$88	$91
Eversource Energy
3.150%, 01/15/2025	111	113
Exelon
5.625%, 06/15/2035	60	73
5.100%, 06/15/2045	240	277
FirstEnergy
7.375%, 11/15/2031	220	297
3.900%, 07/15/2027	50	51
NextEra Energy Capital Holdings
3.550%, 05/01/2027	292	303
Pacific Gas & Electric
6.050%, 03/01/2034	330	430
Sempra Energy
1.625%, 10/07/2019	239	238
Southern
3.250%, 07/01/2026	315	314
Virginia Electric & Power
3.150%, 01/15/2026	124	127
Xcel Energy
2.600%, 03/15/2022	324	328

		3,024

Total Corporate Obligations (Cost $35,839) ($ Thousands)		37,057

U.S. TREASURY OBLIGATIONS — 27.3%
U.S. Treasury Bonds
4.500%, 02/15/2036	2,727	3,589
3.750%, 11/15/2043	4,610	5,540
3.000%, 05/15/2045	2,420	2,556
3.000%, 02/15/2047	590	623
3.000%, 05/15/2047	560	592
2.750%, 08/15/2047	760	764
2.500%, 02/15/2045	90	86
2.500%, 02/15/2046	200	191
2.500%, 05/15/2046	2,784	2,657
U.S. Treasury Inflation Protected Securities
1.375%, 02/15/2044	242	270
0.750%, 02/15/2042	43	42
0.375%, 07/15/2023	295	300
0.375%, 07/15/2027	330	331
U.S. Treasury Notes
2.250%, 11/15/2024	1,510	1,539
2.250%, 02/15/2027	1,251	1,265
2.125%, 03/31/2024	610	618
2.125%, 05/15/2025	930	938
1.875%, 01/31/2022	2,022	2,040
1.875%, 04/30/2022	210	212
1.875%, 08/31/2024	870	865

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.750%, 05/31/2022	$3,688	$3,697
1.750%, 06/30/2022	110	110
1.750%, 05/15/2023	340	339
1.625%, 06/30/2020	770	774
1.500%, 02/28/2023	1,030	1,014
1.375%, 04/30/2021	450	447
1.375%, 09/30/2023	80	78
1.250%, 07/31/2023	40	39
1.125%, 06/30/2021	770	757
0.750%, 08/15/2019	2,550	2,521

Total U.S. Treasury Obligations (Cost $34,070) ($ Thousands)		34,794

ASSET-BACKED SECURITIES — 8.2%
Automotive — 0.6%
Hyundai Auto Lease Securitization Trust, Ser 2017-A, Cl A3
1.880%, 08/17/2020 (B)	258	259
NextGear Floorplan Master Owner Trust, Ser 2015-2A, Cl A
2.380%, 10/15/2018 (B)	293	294
NextGear Floorplan Master Owner Trust, Ser 2016-1A, Cl A2
2.740%, 04/15/2021 (B)	159	161

		714

Credit Cards — 0.4%
Citibank Credit Card Issuance Trust, Ser 2014- A6, Cl A6
2.150%, 07/15/2021	257	259
Citibank Credit Card Issuance Trust, Ser 2017- A2, Cl A2
1.740%, 01/19/2021	312	313

		572

Mortgage Related Securities — 0.9%
Bayview Financial Asset Trust, Ser 2007-SR1A, Cl M3
6.281%, VAR LIBOR USD 1 Month+1.150%, 03/25/2037 (B)	321	285
Master Asset Backed Securities Trust, Ser 2006-FRE1, Cl A4
1.522%, VAR ICE LIBOR USD 1 Month+0.290%, 12/25/2035	265	255
Morgan Stanley ABS Capital I Trust, Ser 2004- NC1, Cl M1
2.284%, VAR ICE LIBOR USD 1 Month+1.050%, 12/27/2033	162	163

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Option One Mortgage Loan Trust, Ser 2005-2, Cl M1
1.892%, VAR ICE LIBOR USD 1 Month+0.660%, 05/25/2035	$234	$235
Option One Mortgage Loan Trust, Ser 2007- FXD1, Cl 3A4
5.860%, 01/25/2037	150	145

		1,083

Other Asset-Backed Securities — 6.3%
Airspeed, Ser 2007-1A, Cl G1
1.497%, VAR LIBOR USD 1 Month+0.270%, 04/15/2024 (B)	297	263
Applebee’s Funding, Ser 2014-1, Cl A2
4.277%, 09/05/2044 (B)	100	99
CCG Recievable Trust, Ser 2017-1, Cl A2
1.840%, 11/14/2023	307	307
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
2.734%, VAR LIBOR USD 1 Month+1.500%, 02/25/2023 (B)	120	114
CIT Mortgage Loan Trust, Ser 2007-1, Cl 2M1
2.734%, VAR LIBOR USD 1 Month+1.500%, 01/25/2023 (B)	160	147
Colony American Homes, Ser 2014-1A, Cl A
2.376%, VAR LIBOR USD 1 Month+1.150%, 05/17/2031 (B)	459	461
Conseco Finance, Ser 1997-7, Cl M1
7.030%, 07/15/2028 (A)	237	236
DRB Prime Student Loan Trust, Ser 2015-B, Cl A2
3.170%, 07/25/2031 (B)	111	112
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A1
1.980%, 01/15/2022	825	829
GSAMP Trust, Ser 2004-SEA2, Cl M2
2.482%, VAR ICE LIBOR USD 1 Month+1.250%, 03/25/2034	375	279
John Deere Owner Trust, Ser 2015-A, Cl A4
1.650%, 12/15/2021	205	205
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
2.967%, VAR ICE LIBOR USD 3 Month+1.650%, 11/25/2024	102	104
RAMP Trust, Ser 2004-RS8, Cl MI1
5.680%, 08/25/2034	242	242
RAMP Trust, Ser 2006-RZ3, Cl M1
0.531%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	470	440
Rosslyn Portfolio Trust, Ser 2017-R17, Cl A
2.177%, 06/15/2033	100	100
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
1.556%, VAR ICE LIBOR USD 3 Month+0.310%, 12/15/2038	160	149

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2006-1, Cl A5
1.266%, VAR ICE LIBOR USD 3 Month+0.110%, 07/26/2021	$120	$118
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.014%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	84	86
Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	140	150
Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	259	270
Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	779	811
Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	870	903
Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	225	229
Small Business Administration, Ser 2017-20G, Cl 1
2.980%, 07/01/2037	100	102
SoFi Professional Loan Program, Ser 2017-A, Cl A2A
1.550%, 03/26/2040 (B)	141	141
Store Master Funding I, Ser 2015-1A, Cl A1
3.750%, 04/20/2045 (B)	332	337
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (B)	282	281
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (B)	305	306
Volvo Financial Equipment LLC, Ser 2017-1A, Cl A3
1.920%, 03/15/2021 (B)	251	252

		8,073

Total Asset-Backed Securities (Cost $10,305) ($ Thousands)		10,442

SOVEREIGN DEBT — 0.8%
Argentine Republic Government International Bond
5.625%, 01/26/2022	210	220
Brazilian Government International Bond
5.625%, 01/07/2041	120	120
Indonesia Government International Bond MTN
3.750%, 04/25/2022	200	207
Mexico Government International Bond MTN
5.550%, 01/21/2045	200	232

16	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Peruvian Government International Bond
6.550%, 03/14/2037	$10	$13
5.625%, 11/18/2050	40	51
Poland Government International Bond
4.000%, 01/22/2024	110	119
Russian Foreign Bond — Eurobond
7.500%, 03/31/2030	70	84

Total Sovereign Debt (Cost $997) ($ Thousands)		1,046

MUNICIPAL BONDS — 0.7%
Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	100	101

Illinois — 0.2%
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/2038	250	318

New Jersey — 0.3%
New Jersey State, Economic Development Authority, Ser YY, RB
4.197%, 06/15/2019	350	355

Wisconsin — 0.1%
Wisconsin State, Ser A, RB, AGM
5.200%, 05/01/2018	120	123

Total Municipal Bonds (Cost $881) ($ Thousands)		897

	Shares

CASH EQUIVALENT — 12.1%
SEI Daily Income Trust, Government Fund, Cl F
0.830% **	15,367,571	15,368

Total Cash Equivalent (Cost $15,368) ($ Thousands)		15,368

Total Investments in Securities — 110.9% (Cost $139,078) ($ Thousands)		$141,268

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS* — 0.0%

Total Purchased Options (E)
(Cost $28) ($ Thousands)	88	$28

WRITTEN OPTIONS* — 0.0%

Total Written Options (E)
(Premiums Received $15) ($ Thousands)	(69)	$(15)

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Catholic Values Fixed Income Fund (Continued)

A list of the open exchange traded option contracts held by the Fund at August 31, 2017, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Market Value ($ Thousands)
PURCHASED OPTIONS * — 0.0%

Put Options
October 2017, U.S. 10-Year Future	2	$254	$126.00	09/16/17	$—
September 2017, IMM Eurodollar Future	7	1,727	98.63	09/16/17	—

					—

Call Options
October 2017, U.S. 10-Year Future	15	1,905	127.00	09/16/17	7
October 2017, U.S. 10-Year Future	6	762	127.25	09/16/17	2
October 2017, U.S. 10-Year Future	25	3,175	127.50	09/16/17	6
October 2017, U.S. 10-Year Future	4	508	126.50	09/16/17	3
October 2017, U.S. Bond Future	3	468	155.00	09/16/17	5
September 2017, U.S. 5-Year Note	9	1,066	118.50	09/16/17	1
September 2017, U.S. 5-Year Note	9	1,066	118.75	09/16/17	1
September 2017, U.S. Long Bond	8	1,249	156.50	09/16/17	3

					28

Total Purchased Options (Cost $28) ($ Thousands)					28

WRITTEN OPTIONS * — 0.0%

Put Options
December 2017, U.S. 10-Year Future	(3)	(381)	124.00	11/18/17	(1)
November 2017, U.S. 10-Year Future	(4)	(508)	123.50	10/21/17	—
October 2017, U.S. 10-Year Future	(3)	(381)	124.50	09/16/17	—
October 2017, U.S. 10-Year Future	(4)	(508)	122.50	09/16/17	—
October 2017, U.S. 5-Year Future	(8)	(948)	117.00	09/16/17	—

					(1)

Call Options
December 2017, U.S. 10-Year Future	(12)	(1,523)	129.00	11/18/17	(4)
December 2017, U.S. 10-Year Future	(3)	(381)	128.50	11/18/17	(1)
November 2017, U.S. 10-Year Future	(4)	(508)	128.00	10/21/17	(2)
November 2017, U.S. Bond Future	(2)	(312)	159.00	10/21/17	(2)
October 2017, U.S. 10-Year Future	(2)	(254)	129.00	09/16/17	—
October 2017, U.S. 10-Year Future	(4)	(508)	128.00	09/16/17	(1)
October 2017, U.S. 5-Year Future	(12)	(1,422)	118.75	09/16/17	(2)
October 2017, U.S. 5-Year Future	(8)	(948)	118.50	09/16/17	(2)

					(14)

Total Written Options (Premiums Received $15) ($ Thousands)					$(15)

A list of the open futures contracts held by the Fund at August 31, 2017, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation ($ Thousands)
90-Day Euro$	(45)	Dec-2017	$(11,090)	$(11,091)	$(1)
90-Day Euro$	(15)	Dec-2018	(3,684)	(3,689)	(5)
90-Day Euro$	(4)	Sep-2018	(984)	(985)	(1)
90-Day Euro$	(4)	Jun-2018	(984)	(985)	(1)
90-Day Euro$	(16)	Sep-2017	(3,946)	(3,947)	(1)

18	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(4)	Dec-2017	$(508)	$(508)	$—
U.S. 2-Year Treasury Note	(4)	Jan-2018	(865)	(865)	—
U.S. 5-Year Treasury Note	16	Dec-2017	1,891	1,896	5
U.S. Long Treasury Bond	(12)	Dec-2017	(1,864)	(1,873)	(9)
U.S. Ultra Long Treasury Bond	1	Dec-2017	167	169	2
Ultra 10-Year U.S. Treasury Note	(16)	Dec-2017	(2,175)	(2,185)	(10)

			$(24,042)	$(24,063)	$(21)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2017, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($Thousands)
Citigroup	10/18/17	USD	372	INR	24,230	$5
Citigroup	10/19/17	USD	237	BRL	796	14
Citigroup	10/19/17	USD	247	GBP	190	(1)
Citigroup	10/19/17	USD	355	IDR	4,807,920	4
Citigroup	10/19/17	USD	571	TWD	17,200	2
Citigroup	10/19/17	CNH	850	USD	124	(5)
Citigroup	10/19/17	CNY	4,383	USD	640	(23)
Citigroup	10/19/17	TWD	17,200	USD	562	(10)
Citigroup	10/19/17	PHP	32,016	USD	624	1
Citigroup	10/19/17	JPY	121,955	USD	1,089	(22)

						$(35)

A list of outstanding centrally cleared swap agreements held by the Fund at August 31, 2017, is as follows (see Note 2 in Notes to Financial Statements):

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation/ (Depreciation) ($Thousands)
CDX.NA.HY	SELL	5.00%	Monthly	06/20/22	$(30)	$(30)	$2	$—
CDX.NA.HY	SELL	1.00%	Monthly	12/20/21	(930)	(930)	15	4

								$4

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation ($ Thousands)
2.4744%	3-MONTH USD - LIBOR	Quarterly	11/15/2043	USD	$ 852	$ 13	$(26)

Percentages are based on Net Assets of $127,454 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2017.
†	Investment in Affiliated Security (see Note 2).
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2017, the value of these securities amounted to $14,587 ($ Thousands), representing 11.4% of the Net Assets of the Fund.
(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(D)	The rate reported is the effective yield at the time of purchase.
(E)	Refer to table below for further details on Option Contracts.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2017

Catholic Values Fixed Income Fund (Concluded)

ABS — Asset-Backed Security

AGM — Assured Guaranty Municipal

BRL — Brazilian Real

CDX.NA.HY — Credit Derivatives Index - North American - High Yield

Cl — Class

CMO — Collateralized Mortgage Obligation

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Onshore

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

IO — Interest Only - face amount represents notional amount.

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

PHP — Philippine Peso

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

TWD — Taiwan Dollar

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$41,664	$—	$41,664
Corporate Obligations	—	37,057	—	37,057
U.S. Treasury Obligations	—	34,794	—	34,794
Asset-Backed Securities	—	10,442	—	10,442
Sovereign Debt	—	1,046	—	1,046
Municipal Bonds	—	897	—	897
Cash Equivalent	15,368	—	—	15,368

Total Investments in Securities	$15,368	$125,900	$—	$141,268

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$28	$—	$—	$28
Written Options	(15)	—	—	(15)
Futures Contracts *
Unrealized Appreciation	7	—	—	7
Unrealized Depreciation	(28)	—	—	(28)
Forwards Contracts *
Unrealized Appreciation	—	26	—	26
Unrealized Depreciation	—	(61)	—	(61)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	—	4	—	4
Interest Rate Swaps *
Unrealized Depreciation	—	(26)	—	(26)

Total Other Financial Instruments	$(8)	$(57)	$—	$(65)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2017, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended August 31, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2017 ($ Thousands):

Security Description	Value 2/28/17	Purchases at Cost	Proceeds from Sales	Value 8/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$9,457	$35,642	$(29,731)	$15,368	$33

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

20	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017

STATEMENTS OF ASSETS AND LIABILITIES ($ THOUSANDS)

August 31, 2017 (Unaudited)

	Catholic Values Equity Fund		Catholic Values Fixed Income Fund

Assets:
Investments, at value†	$211,469		$125,900
Affiliated investments, at value††	12,855		15,368
Cash	6,511		—
Cash collateral on futures	225		16
Cash collateral on swap contracts	—		126
Foreign currency, at value†††	3		—
Receivable for fund shares sold	—		246
Receivable for investment securities sold	1,223		12,058
Dividends and Interest receivable	434		686
Unrealized appreciation on forward foreign currency contracts	—		26
Options purchased, at value††††	—		28
Receivable for variation margin on futures contracts	40		2
Prepaid expenses	16		8
Total Assets	232,776		154,464
Liabilities:
Payable for investment securities purchased	2,712		24,360
Payable for fund shares redeemed	2,100		900
Income distribution payable	—		248
Options written, at value#	—		15
Payable to custodian	—		1,314
Payable for variation margin on futures contracts	—		15
Administration fees payable	56		21
Shareholder servicing fees payable, Class F	16		10
Unrealized depreciation on forward foreign currency contracts	—		61
Trustees fees payable	1		—
Investment advisory fees payable	70		27
Accrued expense payable	26		39
Total Liabilities	4,981		27,010
Net Assets	$227,795		$127,454
† Cost of investments	$178,800		$123,710
†† Cost of affiliated investments	12,855		15,368
††† Cost of foreign currency	3		—
†††† Cost of purchased options	—		28
# Premiums received on written options	—		15
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$199,781		$126,057
Undistributed (distributions in excess of) net investment income	1,364		(123)
Accumulated net realized (loss) on investments, securities sold short, option contracts, futures, swap contracts and foreign currency	(6,094)		(596)
Net unrealized appreciation on investments and securities sold short	32,669		2,190
Net unrealized appreciation (depreciation) on futures contracts	75		(21)
Net unrealized depreciation on swap contracts	—		(22)
Net unrealized depreciation on forward foreign currency contracts, forward foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		(31)
Net Assets	$227,795		$127,454
Net Asset Value, Offering and Redemption Price Per Share — Class F	$11.44		$10.10
	($213,094,518 ÷		($122,387,485 ÷
	18,626,863 shares	)	12,115,084 shares )
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$11.44		$10.11
	($14,700,976 ÷		($5,066,342 ÷
	1,285,397 shares	)	501,034 shares )

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017	21

STATEMENTS OF OPERATIONS ($ THOUSANDS)

For the six-month period ended August 31, 2017 (Unaudited)

	Catholic Values Equity Fund	Catholic Values Fixed Income Fund
Investment Income:
Dividends	$2,340	$—
Interest Income	30	1,571
Dividends from Affiliated Registered Investment Company(1)	22	33
Less: Foreign Taxes Withheld	(107)	—
Total Investment Income	2,285	1,604
Expenses:
Investment Advisory Fees	629	209
Administration Fees	315	119
Shareholder Servicing Fees, Class F Shares	247	147
Professional Fees	31	17
Registration Fees	18	11
Printing Fees	16	9
Custodian/Wire Agent Fees	7	12
Trustees’ Fees	2	1
Other Expenses	18	39
Total Expenses	1,283	564
Less:
Waiver of investment advisory fees	(238)	(52)
Waiver of shareholder servicing fees, Class F Shares	(148)	(88)
Net Expenses	897	424
Net Investment Income	1,388	1,180
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	7,269	264
Securities Sold Short	—	(3)
Futures Contracts	140	75
Foreign Currency Transactions	13	(4)
Purchased and Written Options	—	(37)
Swap Contracts	—	23
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,969	2,161
Futures Contracts	12	(26)
Purchased and Written Options	—	(3)
Swap Contracts	—	(169)
Foreign Currency Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	(10)
Net Increase in Net Assets Resulting from Operations	$15,791	$3,451

(1)	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

22	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS)

For the six-month period ended August 31, 2017 (Unaudited) and the year ended February 28, 2017

	Catholic Values Equity Fund		Catholic Values Fixed Income Fund
	3/01/17 to 8/31/17	2/28/16 to 2/28/17	3/01/17 to 8/31/17	2/28/16 to 2/28/17
Operations:
Net Investment Income	$1,388	$1,590	$1,180	$1,783
Net Realized Gain (Loss) on Investments, Securities Sold Short, Futures Contracts, Options and Swap Contracts	7,409	(3,000)	322	421
Net Realized Gain (Loss) on Foreign Currency Transactions	13	7	(4)	58
Net Change in Unrealized Appreciation on Investments, Securities Sold Short, Futures Contracts, Options and Swap Contracts	6,981	40,644	1,963	565
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	1	(10)	5
Net Increase in Net Assets Resulting from Operations	15,791	39,242	3,451	2,832
Dividends and Distributions to Shareholders:
Net Investment Income:
Class F	—	(1,691)	(1,344)	(2,200)
Class Y	—	(137)	(16)	(29)
Net realized gains:
Class F	—	—	—	(310)
Class Y	—	—	—	(4)
Total Dividends and Distributions	—	(1,828)	(1,360)	(2,543)
Capital Share Transactions:
Class F:
Proceeds from Shares Issued	20,228	39,639	13,342	37,471
Reinvestment of Dividends & Distributions	—	1,690	1,338	2,497
Cost of Shares Redeemed	(7,896)	(33,114)	(5,815)	(15,191)
Net Increase in Net Assets from Class F Transactions	12,332	8,215	8,865	24,777
Class Y:
Proceeds from Shares Issued	2,549	1,204	3,882	63
Reinvestment of Dividends & Distributions	—	137	16	32
Cost of Shares Redeemed	(301)	(1,418)	(35)	(117)
Net Increase (Decrease) in Net Assets from Class Y Transactions	2,248	(77)	3,863	(22)
Net Increase in Net Assets Derived from Capital Share Transactions	14,580	8,138	12,728	24,755
Net Increase in Net Assets	30,371	45,552	14,819	25,044
NET ASSETS:
Beginning of Period	197,424	151,872	112,635	87,591
End of Period	$227,795	$197,424	$127,454	$112,635
Undistributed (Distributions in Excess of) Net Investment Income	$1,364	$(24)	$(123)	$57
Capital Share Transactions:
Class F:
Shares Issued	1,821	4,079	1,337	3,740
Shares Issued in Lieu of Dividends & Distributions	—	168	134	249
Shares Redeemed	(714)	(3,371)	(580)	(1,506)
Net Increase in Shares Outstanding from Share Transactions	1,107	876	891	2,483

Capital Share Transactions:
Class Y:
Shares Issued	226	128	385	6
Shares Issued in Lieu of Dividends & Distributions	—	14	2	3
Shares Redeemed	(27)	(143)	(4)	(11)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	199	(1)	383	(2)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017	23

FINANCIAL HIGHLIGHTS

For the six-month period ended August 31, 2017 (Unaudited) and the year or period ended February 28, For a share outstanding throughout the period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Catholic Values Equity Fund
Class F
2017@	$10.61	$0.07	$0.76	$0.83	$—	$—	$—	$11.44	7.82%	$213,094	0.86%	1.24%	1.32%	31%
2017	8.57	0.09	2.05	2.14	(0.10)	—	(0.10)	10.61	25.03	185,908	0.86	1.25	0.88	63
2016(2)	10.00	0.08	(1.44)	(1.36)	(0.07)	—	(0.07)	8.57	(13.66)	142,564	0.86	1.32	0.96	84
Class Y
2017@	$10.60	$0.08	$0.76	$0.84	$—	$—	$—	$11.44	7.92%	$14,701	0.76%	0.99%	1.42%	31%
2017	8.56	0.10	2.06	2.16	(0.12)	—	(0.12)	10.60	25.28	11,516	0.76	1.00	0.98	63
2016(3)	10.04	0.07	(1.47)	(1.40)	(0.08)	—	(0.08)	8.56	(14.05)	9,308	0.76	1.07	1.01	84
Catholic Values Fixed Income Fund
Class F
2017@	$9.93	$0.10	$0.18	$0.28	$(0.11)	$—	$(0.11)	$10.10	2.89%	$122,388	0.71%	0.95%	1.95%	102%
2017	9.89	0.19	0.11	0.30	(0.23)	(0.03)	(0.26)	9.93	3.11	111,465	0.71	1.04	1.87	124
2016(2)	10.00	0.14	(0.09)	0.05	(0.16)	—	(0.16)	9.89	0.54	86,406	0.71	1.09	1.77	216
Class Y
2017@	$9.94	$0.10	$0.19	$0.29	$(0.12)	$—	$(0.12)	$10.11	2.93%	$5,066	0.61%	0.70%	2.06%	102%
2017	9.89	0.20	0.15	0.35	(0.24)	(0.03)	(0.27)	9.94	3.32	1,170	0.61	0.79	1.97	124
2016(3)	9.95	0.14	(0.04)	0.10	(0.16)	—	(0.16)	9.89	1.00	1,185	0.61	0.84	1.97	216

@	For the six-month period ended August 31, 2017. All ratios for the period have been annualized.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on April 30, 2015. All ratios for the period have been annualized.
(3)	Commenced operations on May 31, 2015. All ratios for the period have been annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

24	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017

NOTES TO FINANCIAL STATEMENTS (Unaudited)

August 31, 2017

1. ORGANIZATION

SEI Catholic Values Trust (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 8, 2014.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with two operational Funds: Catholic Values Equity Fund (“Equity Fund”) and Catholic Values Fixed Income Fund (“Fixed Income Fund”) (each a “Fund,” collectively, the “Funds”), both of which are diversified Funds. The Trust is registered to offer: Class F and Class Y shares of the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

In addition to its objective and strategies, each of the Funds makes investment decisions consistent with Catholic values on a range of social and moral concerns that may include: protecting human life; promoting human dignity; reducing arms production; pursuing economic justice; protecting the environment, and encouraging corporate responsibility. Potential investments for the Funds are first selected for financial soundness and then evaluated according to the Funds’ social criteria. The Adviser has engaged an independent compliance support organization that has identified a list of issuers that do not align with Catholic values. The Funds will not invest in issuers identified through this process. The Adviser reserves the right to modify the criteria from time to time to maintain alignment with evolving Catholic social and moral positions.

2. SIGNIFICANT POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

Security Valuation — The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the period ended August 31, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended August 31, 2017, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classifications reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2017

payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i)market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii)purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are market-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statement of Assets and Liabilities as the Funds do not have a master netting agreement with the counter party to the future contracts.

Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of August 31, 2017, if applicable.

Inflation-Indexed Bonds — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Options Written/Purchased — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount

26	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017

paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. In connection with option agreement securities may be set aside as collateral by a Fund’s custodian.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open options contracts as of August 31, 2017, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Refer to each Fund’s Schedule of Investments for details regarding securities sold short as of August 31, 2017, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “Basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2017

changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are “marked-to-market” daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Centrally Cleared swaps are valued at the settlement price established each day by the board on exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“Variation Margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the swap contracts separately on the Statement of Assets and Liabilities as the Funds do not have a master netting agreement with the counter party to the swap contracts. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, for details regarding open swap agreements as of August 31, 2017, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “Equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of

28	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017

investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — Throughout the period, the Funds may own private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. At August 31, 2017, the Funds did not own any restricted securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non- class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — The Equity Fund will distribute its net investment income annually. The Fixed Income Fund declares its net investment income daily and distributes monthly. The Funds make distributions of capital gains, if any, at least annually.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

As of August 31, 2017, the Fixed Income Fund is the seller (“Providing Protection”) on a total notional amount of $0.9 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2017

of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps

(“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

Fixed Income Fund
Written Credit Derivative Contracts	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Soverign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$—	$—	$—	$20,809	$20,809
Maximum potential amount of future payments	—	—	—	930,000	930,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

Maximum Potential Amount of Future Payments by Contract Term
Fixed Income Fund	0-6 Months	6-12 Months	1-5 Years	5-10 Years	> 10 Years	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$900,000	$—	$—	$900,000
> than 100	—	—	30,000	—	—	30,000
Total	$—	$—	$930,000	$—	$—	$930,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the period. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedule of Investments and the Statement of Operations.

The fair value of derivative instruments as of August 31, 2017 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$7	*	Net Assets — Unrealized Depreciation on futures contracts	$28	*
	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized Depreciation on swap contracts	26	†
	Options purchased, at value	28		Options written, at value	15
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	26		Unrealized loss on forward foreign currency contracts	61
Credit Contracts	Net Assets — Unrealized appreciation on swap contracts	4	†	Net Assets — Unrealized Depreciation on swap contracts	—

Total Derivatives not accounted for as hedging instruments		$65			$130

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.
†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

30	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017

The effect of derivative instruments on the Statements of Operations for the period ended August 31, 2017.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Equity Fund
Equity Contracts	$—	$140	$—	$—	$140
Foreign Exchange Contracts	—	—	18	—	18
Total	$—	$140	$18	$—	$158
Fixed Income Fund
Interest Rates	$(37)	$75	$—	$(9)	$29
Foreign exchange contracts	—	—	(1)	—	(1)
Credit contracts	—	—	—	32	32
Total	$(37)	$75	$(1)	$23	$60

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Equity Fund
Equity Contracts	$—	$12	$—	$—	$12
Total	$—	$12	$—	$—	$12
Fixed Income Fund
Interest Rates	$(3)	$(26)	$—	$(13)	$(42)
Foreign exchange contracts	—	—	(12)	—	(12)
Credit contracts	—	—	—	(156)	(156)
Total	$(3)	$(26)	$(12)	$(169)	$(210)

The following table discloses the volume of the Fund’s future contracts, option contracts, forward foreign currency contracts and swap contracts activity during the period ended August 31, 2017 ($ Thousands):

Fixed Income Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Short	$22,910
Ending Notional Balance Short	32,227
Swaps:
Credit Default Contracts
Average Notional Balance Short	1,155
Ending Notional Balance Short	930
Interest Rate Contracts
Average Notional Balance	10,311
Ending Notional Balance	1,704

Options:
Equity Contracts
Average Notional Balance Long	31
Average Notional Balance Short	22
Ending Notional Balance Long	31
Ending Notional Balance Short	11

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements — SIMC serves as each Fund’s investment adviser (the “Adviser”) and “Manager of Managers” under an investment advisory agreement approved by the shareholders of each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

The Fund has adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) under which a shareholder servicing fee of up to 0.25% of the average daily net assets of Class F shares of the Funds will be paid to other service providers. Under the Shareholder Servicing Plan, other service providers may perform, or

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2017

may compensate other service providers for performing, certain shareholder and administrative services.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/ or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fee	Shareholder Servicing Fee	Voluntary Expense Limitation
Equity Fund
Class F	0.60%	0.25%	0.86%
Class Y	0.60%	0.00%	0.76%
Fixed Income Fund
Class F	0.35%	0.25%	0.71%
Class Y	0.35%	0.00%	0.61%

Effective January 1, 2017, the Trust will pay the Administrator the following fees, at the annual rate set forth below calculated based upon the aggregate average daily net assets of the Trust:

	Previous Contractual Fees	Contractual Fees as of January 1, 2017
	3/1/16-12/31/16	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Equity Fund	0.300%	0.300%	0.260%	0.210%	0.1700%	0.120%
Fixed Income Fund	0.300%	0.200%	0.1775%	0.1550%	0.1325%	0.110%

Investment Sub-Advisory Agreements — As of August 31, 2017, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser

Equity Fund

BlackRock Investment Management, LLC

Brandywine Global Investment Management, LLC

Coho Partners, Ltd.

EAM Investors, LLC

EARNEST Partners, LLC

Parametric Portfolio Associates LLC

Snow Capital Management, L.P.

Fixed Income Fund

Income Research & Management

Western Asset Management Company

Western Asset Management Company Limited

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee, paid by SIMC.

The Administrator and Distributor have voluntarily agreed to waive a portion of their fee for each fund. The following table lists the waivers for the period ended August 31, 2017 ($ Thousands):

	Administration Fee Waiver	Shareholder Servicing Fee Waiver (Class F)
Equity Fund	$—	$148
Fixed Income Fund	—	88

U.S. Bank, N.A. serves as the custodian of the Fixed Income Fund. Brown Brothers Harriman & Co. serves as the custodian of the Equity Fund. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Government Fund and/or the SEI Daily Income Trust Prime Obligation Fund, each an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Refer to each Fund’s Schedule of Investments for details regarding transactions with affiliates for the period ended August 31, 2017, if applicable.

Payment to Affiliates — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays

32	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017

each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments, during the period ended August 31, 2017, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Equity Fund
Purchases	$—	$72,985	$72,985
Sales	—	61,302	61,302

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Fixed Income Fund
Purchases	117,258	12,099	129,357
Sales	109,001	7,809	116,810

7. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the year ended February 28, 2017 and period ended February 28, 2016 was as follows:

	Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Equity Fund
2017	$—	$1,828	$—	$1,828
2016	—	1,255	—	1,255
Fixed Income Fund
2017	—	2,543	—	2,543
2016	—	1,443	—	1,443

As of February 28, 2017, the components of Distributable Earnings (Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Equity Fund	$95	$—	$(11,837)	$—	$—	$24,061	$(96)	$12,223
Fixed Income Fund	264	—	—	(491)	—	(109)	(358)	(694)

Post October losses represent losses realized on investment transactions from November 1, 2016 through February 28, 2017 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2017 through February 28, 2017 and specified losses realized on investment transactions from November 1, 2016 through February 28, 2017, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2017

capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)
Equity Fund	$(9,585)	(2,252)	(11,837)
*	This table should be used in conjunction with the capital loss carryforwards table.

During the fiscal year ended February 28, 2017, the following Funds utilized capital loss carryforward to offset capital gains:

Amount Utilized ($ Thousands)
Fixed Income Fund	$215

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at August 31, 2017, were as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Equity Fund	$191,655	$38,388	$(5,644)	$32,744
Fixed Income Fund	139,136	2,522	(468)	2,054

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of August 31, 2017, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

The market values of the Fixed Income Fund’s investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Catholic Values Investing Risk — The Funds consider the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (“Guidelines”) in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the Guidelines. This means that the Funds may underperform other similar mutual funds that do not consider the Guidelines when making investment decisions.

Currency Risk — To the extent a Fund takes positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Fixed Income Market Risk — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will reflect international economic and political events, as

34	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017

well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of August 31, 2017, SPTC held of record the following:

Equity Fund
Class F	99.44%
Class Y	83.66%
Fixed Income Fund
Class F	99.81%
Class Y	23.50%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

10. REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of August 31, 2017.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017	35

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

August 31, 2017

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

Actual fund return: This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 3/1/17	Ending Account Value 8/31/17	Annualized Expense Ratios	Expenses Paid During Period*
Equity Fund
Actual Fund Return
Class F	$1,000.00	$1,078.20	0.86%	$4.51
Class Y	1,000.00	1,079.20	0.76	3.99
Hypothetical 5% Return
Class F	$1,000.00	$1,020.86	0.86%	$4.39
Class Y	1,000.00	1,021.37	0.76	3.88
Fixed Income Fund
Actual Fund Return
Class F	$1,000.00	$1,028.90	0.71%	$3.64
Class Y	1,000.00	1,029.30	0.61	3.13
Hypothetical 5% Return
Class F	$1,000.00	$1,021.62	0.71%	$3.63
Class Y	1,000.00	1,022.12	0.61	3.12

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

36	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

SEI Catholic Values Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the March 27–29, 2017 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, each Sub-Advisory Agreement was either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at a meeting of the Board held during the course of the Trust’s fiscal year on June 26-28, 2017. In each case, the Board’s approval (or renewal) was based on its consideration and evaluation of the factors described above, as

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017	37

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Concluded)

discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various fee levels, actual management fees, and actual total expenses (including underlying fund expenses) for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s voluntary waiver of management and other fees to prevent total Fund operating expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board

38	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017

took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and their affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2017	39

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SEI CATHOLIC VALUES TRUST SEMI-ANNUAL REPORT AUGUST 31, 2017

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-199 (8/17)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(a)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Catholic Values Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: November 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: November 3, 2017

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO
Date: November 3, 2017